Intangible assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	¥ (55,720)	¥ (36,239)
Intangible assets, net	132,393	66,150	[1]		$ 19,256
Amortization expenses	19,481	12,837		¥ 9,221
Estimated amortization expenses of the existing intangible assets for the next five years
2018	44,938
2019	42,382
2020	33,445
2021	4,340
2022	1,626
Internally developed software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	171,801	85,928
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	692	841
Supplier relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets	15,620	15,620
Accumulated amortization	¥ (1,562)	¥ (781)

[1]	Refer to Note 2 for details on the adoption of the new revenue recognition accounting standard and the impact on previously reported results.